Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Shares [Member]
Numerator:
Net income					$ 2,204,696
Denominator:
Basic weighted average shares outstanding					10,232,877
Diluted weighted average shares outstanding					10,232,877
Basic net income per ordinary share					$ 0.22
Diluted net income per ordinary share					$ 0.22
Class A Non- Redeemable Shares [Member]
Numerator:
Net income					$ 396,447
Denominator:
Basic weighted average shares outstanding	3,375,000		3,375,000		1,840,068
Diluted weighted average shares outstanding	3,375,000		3,375,000		1,840,068
Basic net income per ordinary share	$ (0.01)	$ 0	$ (0.07)	$ 0	$ 0.22
Diluted net income per ordinary share	$ (0.01)	$ 0	$ (0.07)	$ 0	$ 0.22
Class B Ordinary Shares [Member]
Numerator:
Net income	$ (25,388)	$ 99,458	$ (164,414)	$ 359,492	$ 815,472	$ 300,510
Denominator:
Basic weighted average shares outstanding	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Diluted weighted average shares outstanding	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Basic net income per ordinary share	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Diluted net income per ordinary share	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Class A Ordinary Shares [Member]
Numerator:
Net income		$ 248,509		$ 2,571,530		$ 1,202,040
Denominator:
Basic weighted average shares outstanding		5,621,910		15,004,121		22,376,712
Diluted weighted average shares outstanding		5,621,910		15,004,121		22,376,712
Basic net income per ordinary share		$ 0.04		$ 0.17		$ 0.05
Diluted net income per ordinary share		$ 0.04		$ 0.17		$ 0.05